FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Retail - Mortgages [Member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Beginning Balance		£ 288,235	£ 291,021
Exchange and other adjustments	[1]	284
Additions (repayments)		(2,983)	(2,797)
Recoveries		57	30
Acquisition of portfolios	[2]	3,694
Financial assets that have been written off during the year		(89)	(19)
Ending Balance		289,198	288,235
Allowance for impairment losses		(568)	(459)
Total loans and advances to customers		288,630	287,776
Retail - Mortgages [Member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Beginning Balance		257,797	251,707
Exchange and other adjustments	[1]	(1)
Additions (repayments)		799	989
Transfers		(5,246)	5,101
Acquisition of portfolios	[2]	3,694
Ending Balance		257,043	257,797
Allowance for impairment losses		(23)	(37)
Total loans and advances to customers		257,020	257,760
Retail - Mortgages [Member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Beginning Balance		13,654	20,109
Exchange and other adjustments	[1]
Additions (repayments)		(1,432)	(938)
Transfers		4,713	(5,517)
Acquisition of portfolios	[2]
Ending Balance		16,935	13,654
Allowance for impairment losses		(281)	(226)
Total loans and advances to customers		16,654	13,428
Retail - Mortgages [Member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Beginning Balance		1,393	1,232
Exchange and other adjustments	[1]	2
Additions (repayments)		(416)	(239)
Transfers		533	416
Recoveries		29	3
Acquisition of portfolios	[2]
Financial assets that have been written off during the year		(35)	(19)
Ending Balance		1,506	1,393
Allowance for impairment losses		(122)	(118)
Total loans and advances to customers		1,384	1,275
Retail - Mortgages [Member] | Purchased or originated credit-impaired [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Beginning Balance		15,391	17,973
Exchange and other adjustments	[1]	283
Additions (repayments)		(1,934)	(2,609)
Recoveries		28	27
Acquisition of portfolios	[2]
Financial assets that have been written off during the year		(54)
Ending Balance		13,714	15,391
Allowance for impairment losses		(142)	(78)
Total loans and advances to customers		13,572	15,313
Retail - Mortgages [Member] | Stage 1 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 1		3,060	10,814
Retail - Mortgages [Member] | Stage 1 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 1		(3,057)	(10,805)
Retail - Mortgages [Member] | Stage 1 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 1		(3)	(9)
Retail - Mortgages [Member] | Stage 2 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 2		(7,879)	(5,396)
Retail - Mortgages [Member] | Stage 2 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 2		8,242	5,691
Retail - Mortgages [Member] | Stage 2 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 2		(363)	(295)
Retail - Mortgages [Member] | Stage 3 [member] | Stage 1 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 3		(427)	(317)
Retail - Mortgages [Member] | Stage 3 [member] | Stage 2 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 3		(472)	(403)
Retail - Mortgages [Member] | Stage 3 [member] | Stage 3 [member]
FINANCIAL ASSETS AT AMORTISED COST (Details) - Disclosure of Retail Mortgages [Line Items]
Transfers to Stage 3		£ 899	£ 720

[1]	Exchange and other adjustments includes certain adjustments, prescribed by IFRS 9, in respect of purchased or originated credit-impaired financial assets.
[2]	Acquisition of portfolios in 2019 relates to the purchase, completed in September 2019, of Tesco Bank's UK residential mortgage portfolio.